Borrowings (Tables)	12 Months Ended
Dec. 31, 2012
Borrowings [Abstract]
Indebtedness
The following table summarizes MAALP’s indebtedness at December 31, 2012, (dollars in thousands):

	Borrowed Balance	Effective Rate	Contract Maturity
Fixed Rate Secured Debt
Individual property mortgages	$372,382	4.8%	8/29/2019
FNMA conventional credit facilities	50,000	4.7%	3/31/2017
Credit facility balances managed with interest rate swaps
LIBOR-based interest rate swaps	409,000	5.3%	2/3/2014
Total fixed rate secured debt	831,382	5.0%	10/10/2016

Variable Rate Secured Debt (1)
FNMA conventional credit facilities	189,721	0.8%	4/20/2016
FNMA tax-free credit facilities	70,096	0.9%	8/10/2031
Freddie Mac credit facilities	64,247	0.7%	7/1/2014
Freddie Mac mortgage	15,200	3.6%	12/10/2015
Total variable rate secured debt	339,264	0.9%	2/8/2019

Total Secured Debt	$1,170,646	3.9%	6/14/2017

Unsecured Debt
Variable rate credit facility	23,000	1.5%	11/1/2015
Term loan fixed with swaps	150,000	2.4%	3/1/2017
Fixed rate senior private placement bonds	310,000	4.5%	7/27/2021
Total Unsecured Debt	$483,000	3.7%	12/5/2019

Total Outstanding Debt	$1,653,646	3.8%	3/5/2018

(1) Includes capped balances

Interest Rate Ranges, Maturity and Balance of Indebtedness
The following table summarizes interest rate ranges and maturity of MAALP’s indebtedness at December 31, 2012 and the balance of MAALP’s indebtedness at December 31, 2011 (dollars in millions):

	At December 31, 2012
	Actual Interest Rates	Current Average Interest Rate	Maturity	Balance	Balance at December 31, 2011
Fixed Rate:
Taxable Secured	3.51 - 6.21%	4.82%	2014-2035	$422.4	$403.0
Unsecured	3.15 - 5.57%	4.51%	2017-2024	310.0	135.0
Interest rate swaps	4.38 - 6.63%	5.57%	2013-2017	559.0	569.8
				$1,291.4	$1,107.8
Variable Rate: (1)
Taxable	0.66 - 1.13%	0.73%	2013-2033	71.0	264.3
Interest rate caps	0.72 - 0.94%	0.85%	2013-2033	268.2	257.4
Unsecured	1.46%	1.46%	2015	23.0	—
				$362.2	$521.7
				$1,653.6	$1,629.5

(1)
Amounts are adjusted to reflect interest rate swap and cap agreements in effect at December 31, 2012, and 2011, respectively which results in MAALP paying fixed interest payments over the terms of the interest rate swaps and on changes in interest rates above the strike rate of the cap. Rates and maturities for capped balances are for the underlying debt, unless the strike rate has been reached.

Scheduled Principal Repayments on Borrowings
The following table includes scheduled principal repayments on the borrowings at December 31, 2012, as well as the amortization of the fair market value of debt assumed (dollars in thousands):

Year	Amortization	Maturities	Total
2013	$5,217	$1,278	$6,495
2014	4,868	369,192	374,060
2015	4,493	193,700	198,193
2016	5,138	82,328	87,466
2017	6,966	154,738	161,704
Thereafter	15,701	810,027	825,728
	$42,383	$1,611,263	$1,653,646